AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Amount	General Obligation Bonds (16.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City and County (4.2%)
	Anchorage, Alaska
$ 600,000	4.000%, 04/01/36 Series 2020 E	NR/AA+/AA+	$ 718,140

	Carson City, Nevada
1,000,000	5.000%, 05/01/28	A1/AA-/NR	1,135,600

	Clark County, Nevada, Refunding
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	1,093,130

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,165,880

	Juneau, Alaska
1,500,000	4.000%, 06/01/35 Series 2021	NR/AA+/NR	1,834,245

	Kaufman County, Texas Limited Tax
525,000	4.000%, 02/15/33 Series 2021A	NR/AA-/AA	635,948

	Mission, Texas Combination Tax & Revenue Certificates of Obligation
500,000	4.000%, 02/15/32 Series 2021 BAMI Insured	NR/AA/NR	608,170

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A1/AA/NR	1,239,430

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,702,996

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/AA-/NR	1,061,420

	Rio Grande City, Texas Combination Tax Certificates of Obligation
855,000	4.000%, 02/15/33 Series 2020 AGMC Insured	NR/AA/NR	1,000,692

	San Antonio, Texas General Improvement Bonds
1,000,000	4.000%, 08/01/33 Series 2020	Aaa/AAA/AA+	1,203,570
1,525,000	4.000%, 08/01/35 Series 2021	Aaa/AAA/AA+	1,871,541

	Washoe County, Nevada Limited Tax
1,500,000	4.000%, 07/01/32 Series 2021	Aa2/AA/NR	1,852,035

	West Fargo, ND Refunding Improvement Bonds
1,000,000	2.000%, 05/01/27 Series 2020A	A1/NR/NR	1,047,470
1,500,000	3.000%, 05/01/31 Series 2021A	A1/NR/NR	1,625,595
	Total City and County		19,795,862

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (0.4%)
	Bexar County, Texas Hospital District Limited Tax
$ 500,000	4.000%, 02/15/37 Series 2020	Aa1/NR/AA+	$ 586,050

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,261,870
	Total Healthcare		1,847,920

	Public Schools (9.0%)
	Alvin, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	1,163,610

	Austin, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 08/01/33 Series 2020 PSF Guaranteed	Aaa/NR/NR	1,229,110

	Canyons School District Utah (School Board Guaranty Program)
2,080,000	4.000%, 06/15/31 Series 2021B	Aaa/NR/AAA	2,615,662

	Clark County, Nevada School District Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,516,200
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,242,540
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,626,510
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,914,221
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,247,260

	Emery County, Utah School District (School Board Guaranty)
1,165,000	3.000%, 06/15/31 Series 2021	Aaa/NR/NR	1,345,645

	Fort Bend, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 08/15/34 Series 2020A PSF Guaranteed	NR/AAA/AAA	1,212,940

	Frenship, Texas Independent School District Unlimited Tax
2,000,000	3.000%, 02/15/34 Series 2021 PSF Guaranteed	Aaa/NR/AAA	2,266,760

	Friendswood, Texas Independent School District Unlimited Tax
500,000	3.000%, 02/15/34 Series 2021 PSF Guaranteed	Aaa/AAA/NR	568,450

	Grant County, Washington School District No. 161 Moses Lake (School Board Guaranty Program)
1,000,000	4.000%, 12/01/35	Aaa/NR/NR	1,246,550

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,148,820

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,482,322

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public Schools (continued)
	Port Arthur, Texas Independent School District Unlimited Tax
$1,000,000	4.000%, 02/15/35 Series 2021 AGMC Insured	NR/AA/A+	$1,204,460

	Rio Grande City, Texas Independent School District Unlimited Tax
1,000,000	3.000%, 08/15/35 Series 2020 PSF Guaranteed	NR/AAA/AAA	1,114,760

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,491,597
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,653,385

	Washoe County, Nevada School District Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	1,200,600
5,385,000	3.000%, 06/01/33 Series 2021	Aa3/AA/NR	6,086,827

	Weatherford, Texas Independent School District Unlimited Tax Refunding
365,000	zero coupon, 02/15/23 Series 2019 PSF Guaranteed	Aaa/NR/NR	363,876
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	497,797

	West Texas Independent School District Unlimited Tax
1,360,000	3.000%, 08/15/32 Series 2020 PSF Guaranteed	NR/AAA/NR	1,525,009
	Total Public Schools		42,964,911

	State (1.2%)
	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,158,550

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,151,880

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,230,280
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,226,840
1,000,000	3.000%, 07/01/34	Aaa/AAA/AAA	1,112,860
	Total State		5,880,410

	Water and Sewer (1.8%)
	Henderson, Nevada Limited Tax Utility System
1,000,000	3.000%, 06/01/37 Series 2020A-1	Aa2/AA+/NR	1,102,650

	Las Vegas Valley, Nevada Water District Limited Tax
6,000,000	3.000%, 06/01/32 Series 2021C	Aa1/AA/NR	6,812,700

	Magna Water District, Utah
490,000	4.000%, 06/01/22	NR/AA/NR	497,693
	Total Water and Sewer		8,413,043
	Total General Obligation Bonds		78,902,146

Amount	Revenue Bonds (72.8%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (6.4%)
	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
$ 500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	$ 585,035

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	1,142,190

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,238,540

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/36 AMT Series A	Aa3/A+/AA-	1,253,580

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A/NR	1,181,980
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	4,542,788
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	1,211,410
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A/NR	1,239,020
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A/NR	1,231,510
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A/NR	3,719,845
1,000,000	5.000%, 07/01/31 AMT Series A	A2/A/NR	1,313,580
1,000,000	5.000%, 07/01/32 AMT Series A	A2/A/NR	1,307,900
1,000,000	5.000%, 07/01/33 AMT Series A	A2/A/NR	1,304,390
410,000	5.000%, 07/01/34 AMT Series A	A2/A/NR	491,459
1,000,000	5.000%, 07/01/47 AMT Series A	A2/A/NR	1,192,430
1,240,000	5.000%, 07/01/30 Series B	A2/A/NR	1,504,827
850,000	5.000%, 07/01/31 Series B	A2/A/NR	1,031,169
500,000	5.000%, 07/01/31 Series B	A2/A/NR	618,620
1,525,000	5.000%, 07/01/37 Series B	A2/A/NR	1,834,301

	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,497,369
	Total Airport		30,441,943

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (7.7%)
	Utah State Charter School Finance Authority Entheos Academy (School Board Guaranty Program)
$1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	$1,639,963

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,621,155

	Utah State Charter School Finance Authority Good Foundations Academy
345,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	345,566
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,658,525
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,286,691

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,393,602

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,463,865

	Utah State Charter School Finance Authority Legacy Preparatory Academy
275,000	4.000%, 04/15/22	NR/AA/NR	277,701
300,000	4.000%, 04/15/24	NR/AA/NR	320,529
1,710,000	5.000%, 04/15/29	NR/AA/NR	1,891,055

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,078,890

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	487,835
505,000	4.000%, 10/15/23	NR/AA/NR	518,110
525,000	4.000%, 10/15/24	NR/AA/NR	537,831

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	567,435

	Utah State Charter School Finance Authority Salt Lake Arts Academy (School Board Guaranty Program)
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	1,063,610

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (continued)
	Utah State Charter School Finance Authority Utah Charter Academies
$500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	$572,940
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	601,515
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	569,744

	Utah State Charter School Finance Authority Providence Hall
1,000,000	4.000%, 10/15/46 Series 2021A	Aa2/NR/NR	1,175,010

	Utah State Charter School Finance Authority Venture Academy
420,000	4.000%, 10/15/24	NR/AA/NR	442,478
855,000	5.000%, 10/15/29	NR/AA/NR	945,279
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,202,704
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,199,244

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,273,784

	Utah State Charter School Finance Authority Voyage Academy
960,000	5.000%, 03/15/27 144A	NR/NR/NR*	961,402
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,443,416
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,791,173

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	777,192
700,000	5.000%, 10/15/36	NR/AA/NR	732,431
	Total Charter Schools		36,840,675

	Electric (4.5%)
	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/AA-/NR	1,095,960

	Florida State Municipal Power Agency All Requirements Power Supply Project
500,000	3.000%, 10/01/33 Series 2021A	A2/NR/AA-	549,395

	Heber Light & Power Co., Utah Electric Revenue Refunding
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A2/AA/AA-	599,285
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A2/AA/AA-	770,240

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	644,649
850,000	5.000%, 06/01/31	NR/A+/NR	1,044,650

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (continued)
	Lower Colorado River Authority, Texas Revenue Refunding
$1,000,000	5.000%, 05/15/36 Series 2020	NR/A/AA-	$1,280,840

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,144,180

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA-/AA-	1,395,913

	San Antonio, Texas Electric & Gas Revenue System, Junior Lien
1,000,000	4.000%, 02/01/33 Series 2015B	Aa2/A+/AA-	1,277,460

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,320,755

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,817,575

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	838,148
445,000	5.000%, 09/01/25 Series A	NR/A-/AA-	514,162
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	454,973

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	892,380
905,000	5.000%, 03/01/32	NR/A/AA-	1,012,252
745,000	5.000%, 03/01/34	NR/A/AA-	832,307

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/AA-	352,694
3,000,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,481,230
	Total Electric		21,319,048

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (0.6%)
	Brevard County, Florida Health Facilities Authority Health First Inc. Project
$750,000	5.000%, 04/01/30	A2/A/NR	$823,268

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	541,318

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,142,980

	South Dakota State Health & Educational Facilities Authority (Westhills Village Retirement Community)
500,000	3.000%, 09/01/27 Series 2021	NR/A+/NR	539,630
	Total Healthcare		3,047,196

	Higher Education (7.3%)
	Salt Lake County, Utah Westminster College Project
790,000	5.000%, 10/01/22	NR/BBB/NR	816,015
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,202,302
955,000	5.000%, 10/01/28	NR/BBB/NR	1,062,218
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,114,776
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,113,821
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,166,018

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	A1/NR/NR	593,390

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,142,790

	University of Wyoming Facilities Revenue Refunding
530,000	3.000%, 06/01/34 Series 2021A	Aa3/AA-/NR	586,588
545,000	3.000%, 06/01/35 Series 2021A	Aa3/AA-/NR	600,034

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,049,228
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	783,836
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	819,899
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,480,449

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Utah State Board of Regents Lease Revenue
$450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	$451,521
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,400

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,474,888
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,137,220

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	957,533
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	260,628
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	1,098,850

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	612,980
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	550,862
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	690,024
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	550,585
650,000	4.000%, 08/01/37 Series A	Aa1/AA+/NR	773,864
650,000	4.000%, 08/01/37 Series A-1	Aa1/AA+/NR	783,458
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,190,310
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,784,250

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,224,837
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	2,218,496

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,404,409
	Total Higher Education		34,816,479

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Housing (2.6%)
	King County, Washington Housing Authority Pooled Refunding
$2,060,000	4.000%, 11/01/34 Series 2019	NR/AA/NR	$2,395,059
910,000	4.000%, 11/01/36 Series 2019	NR/AAA/NR	1,073,254
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	579,265

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	415,564

	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	250,925
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	504,580
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	504,875

	Texas Department of Housing & Community Affair, Single Family Mortgage
955,000	2.000%, 03/01/30 Series 2020A GNMA Insured	Aaa/AA+/NR	981,368

	Utah Housing Corporation Single Family Mortgage
10,000	4.950%, 01/01/32 Series A Class II	Aa2/AA+/AA	10,015
30,000	4.500%, 01/01/24 Series A Class III	Aa3/AA/AA-	30,045
1,105,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	1,106,536
30,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	30,046
25,000	4.500%, 07/01/23 Series C	Aa3/AA/AA-	25,044
1,130,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA-/AA-	1,174,409
510,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	531,532

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	578,005
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	532,175

	Wyoming Community Development Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	848,954
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	545,675
150,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	158,546
	Total Housing		12,275,872

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (14.5%)
	Alaska State Municipal Bond Bank
$540,000	5.000%, 02/01/30 AMT	NR/A+/A	$651,629
565,000	5.000%, 02/01/31 AMT	NR/A+/A	679,283
590,000	5.000%, 02/01/32 AMT	NR/A+/A	707,752
770,000	4.000%, 12/01/33	A1/A+/NR	923,592

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,332,709

	Brigham, Utah Special Assessment Voluntary Assessment Area
269,000	5.250%, 08/01/23	A1/NR/NR	269,985

	City of Cape Coral, Florida Special Obligation Refunding Revenue
1,000,000	5.000%, 10/01/37 Series 2017	Aa3/AA/NR	1,219,810

	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,097,870
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,094,180
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,090,870

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,154,630

	Eagle Mountain, Utah Special Assessment Area
225,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	236,900

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A3/BBB/NR	555,405

	Hillsborough County, Florida Capital Improvement Non-Ad Valorem Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,195,800

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	A1/AA/AA-	1,099,722

	Matanuska-Susitna Borough, Alaska Lease Revenue Refunding, Goose Creek Correctional Center
1,085,000	5.000%, 09/01/32 Series 2015	A1/A+/A	1,226,278

	Mesquite, Nevada New Special Improvement District
160,000	5.500%, 08/01/25	NR/NR/NR*	160,434

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
$ 750,000	5.000%, 05/01/28	NR/AA+/NR	$ 915,675
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,516,873
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,209,680

	Murray City, Utah Municipal Building Authority Lease Revenue
380,000	4.000%, 12/01/30 Series 2020	Aa3/NR/NR	464,470
480,000	4.000%, 12/01/31 Series 2020	Aa3/NR/NR	584,645
300,000	4.000%, 12/01/32 Series 2020	Aa3/NR/NR	364,617

	North Davis, Utah Fire District Local Building Authority Lease Revenue
1,065,000	3.000%, 04/01/37 BAMI Insured	A1/AA/NR	1,190,915

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,155,710

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,153,620

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A2/AA/NR	673,492

	Salt Lake City, Utah Local Building Authority Lease Revenue
650,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	681,272
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	719,688
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	441,393
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	472,847
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,284,926
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	509,353

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	878,373
810,000	5.000%, 02/15/31	Aa3/NR/NR	975,370

	Salt Lake City, Utah Municipal Building Authority Lease Revenue
975,000	4.000%, 01/15/34	NR/AA+/AA+	1,184,489

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,010,000	4.000%, 11/01/27	NR/AA+/NR	1,167,671
1,270,000	4.000%, 11/01/28	NR/AA+/NR	1,463,243
1,100,000	4.000%, 11/01/30	NR/AA+/NR	1,261,326

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
$1,000,000	4.000%, 11/01/28 Series 2020	NR/AA/NR	$1,172,180
1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	1,228,711
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,298,624

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/AA-	539,295

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	532,365

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	998,852
885,000	4.000%, 12/15/29	NR/AA-/NR	1,033,813
920,000	4.000%, 12/15/30	NR/AA-/NR	1,070,494

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
1,800,000	4.000%, 04/01/31	Aa2/NR/NR	2,198,574
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,612,918
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	2,274,806

	Vineyard Redevelopment Agency Tax Increment Revenue and Refunding
350,000	4.000%, 05/01/33 Series 2021 AGMC Insured	NR/AA/NR	420,914

	Wasatch County, Utah Municipal Building Authority Lease Revenue
560,000	4.000%, 12/01/28 Series 2021	NR/AA-/NR	667,380
585,000	4.000%, 12/01/29 Series 2021	NR/AA-/NR	707,277
605,000	4.000%, 12/01/30 Series 2021	NR/AA-/NR	742,329

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	591,920
500,000	5.000%, 10/01/37	Aa3/NR/NR	587,355

	Weber County, Utah Special Assessment Summit Mountain Area
1,535,000	5.500%, 01/15/28	NR/AA/NR	1,615,327
3,985,000	5.750%, 01/15/33	NR/AA/NR	4,203,777

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,188,440
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,181,300

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,745,475

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
$ 900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	$ 996,318
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,185,250
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	369,237
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	880,203

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,238,551
	Total Local Public Property		69,248,182

	Public Schools (1.9%)
	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,137,724

	Canyons School District Utah, Local Building Authority Lease
725,000	4.000%, 06/15/33 Series 2021	Aa1/NR/NR	896,332
750,000	4.000%, 06/15/34 Series 2021	Aa1/NR/NR	921,660

	Davis County, Utah Municipal Building Authority Crossover Refunding Lease Revenue
1,085,000	4.000%, 11/01/32 Series 2020	NR/AA/NR	1,302,597

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,922,742

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,359,776
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,422,475
	Total Public Schools		8,963,306

	Sales Tax (11.4%)
	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
1,415,000	4.000%, 08/01/25 Series B	NR/AA+/NR	1,506,140
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,382,404
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,745,689

	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
985,000	5.000%, 02/01/27 Series 2021 AGMC Insured	NR/AA/NR	1,190,520
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,226,060
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,223,550
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	610,715
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	609,410

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Lehi, Utah Sales Tax Revenue
$1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	$1,407,551
420,000	4.000%, 06/01/36 Series 2019	NR/AA+/NR	483,760

	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
1,085,000	3.000%, 06/15/31 Series 2021	NR/A/NR	1,198,556
780,000	3.000%, 06/15/33 Series 2021	NR/A/NR	858,148
1,255,000	3.000%, 06/15/36 Series 2021	NR/A/NR	1,355,136

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,146,110

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,829,961

	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,413,802

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	573,875

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	832,845

	Salt Lake County, Utah Sales Tax Revenue
525,000	5.000%, 02/01/24 Series 2012A	NR/AAA/AAA	526,906
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,887,412

	Sarasota County, Florida Public Improvement Revenue Refunding
1,145,000	4.000%, 10/01/34 Series 2012B	NR/AA-/AA+	1,402,030

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,140,150

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,366,524
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,643,735

	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	1,982,505

	Utah County, Utah Transportation Sales Tax Revenue Refunding
3,315,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	4,108,014

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Syracuse City Project
$1,000,000	4.000%, 10/15/30 Series 2021	NR/AA-/NR	$1,219,190

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA/AA	3,532,625
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA/AA	4,100,342
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA/AA	4,260,307

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	Aa3/AA-/AA	1,237,260

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	Aa3/AA-/AA	756,460

	Watertown, South Dakota Sales Tax Revenue
1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	1,202,652

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	2,088,065
	Total Sales Tax		54,048,409

	State Agency (1.6%)
	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	362,215
335,000	5.000%, 10/15/26 Series 2020	NR/A+/NR	396,315
350,000	5.000%, 10/15/27 Series 2020	NR/A+/NR	423,227

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	609,355

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	583,576
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	748,224

	Utah Infrastructure Agency Telecommunications Revenue & Refunding Bonds
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	662,733
750,000	4.000%, 10/15/22 Series A	NR/NR/BBB-	770,805

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,107,720
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,058,741
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,091,190
	Total State Agency		7,814,101

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (1.2%)
	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
$2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	$2,290,720
500,000	5.000%, 07/01/36	Aa3/AA-/NR	603,465

	Pharr, Texas International Toll Bridge System Revenue
1,000,000	4.000%, 08/15/35 Series 2021	A2/A/NR	1,188,530

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,158,820

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	263,383
	Total Transportation		5,504,918

	Water and Sewer (13.1%)
	Anacortes, Washington Utility System Improvement and Refunding, Green Bond
1,025,000	4.000%, 12/01/33 Series 2020 BAMI Insured	NR/AA/NR	1,232,122

	Brian Head, Utah Water Revenue Refunding
720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	802,606

	Central Utah Water Conservancy District Refunding
1,785,000	5.000%, 10/01/37 Series 2020D	NR/AA+/AA+	2,340,153
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,216,990

	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,351,554
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,390,088
1,090,000	3.000%, 03/01/34 Series 2021B	NR/AA/AA	1,203,207
1,330,000	3.000%, 03/01/35 Series 2021B	NR/AA/AA	1,460,872
2,360,000	4.000%, 03/01/34 Series 2021C	NR/AA/AA	2,911,626

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	462,273

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,118,930

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	560,200

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Herriman City, Utah Water Revenue Refunding
$ 450,000	4.000%, 01/01/35 Series 2021 AGMC Insured	NR/AA/NR	$ 547,682

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,169,520
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	255,367

	Houston, Texas Combined Utility System First Lien Revenue Refunding
1,200,000	4.000%, 11/15/33 Series 2021A	NR/AA/AA	1,492,908

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,204,950
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,157,110
1,145,000	4.000%, 10/01/32 Series 2021A	NR/AA+/AA+	1,437,330

	Jordanelle, Utah Special Service District
283,000	5.800%, 11/15/22	NR/NR/NR*	284,208
299,000	6.000%, 11/15/23	NR/NR/NR*	300,468

	Lakewood, Washington Water District, Pierce County
750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA/NR	857,490

	Miami-Dade County, Florida Water and Sewer Revenue System
2,000,000	5.000%, 10/01/26	Aa3/AA-/A+	2,328,400

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA+	1,150,970

	Orem, Utah Water, Sewer and Storm Sewer
540,000	4.000%, 07/15/34 Series 2021A	NR/AA+/AAA	672,656

	Park City, Utah Water Revenue Green Bonds
5,175,000	3.000%, 12/15/33 Series 2020	Aa2/AA/NR	5,858,721

	Pleasant Grove City, Utah Storm Water Revenue Refunding
205,000	4.000%, 07/15/27 Series 2020 BAMI Insured	NR/AA/NR	239,866
370,000	4.000%, 07/15/28 Series 2020 BAMI Insured	NR/AA/NR	439,479
485,000	4.000%, 07/15/29 Series 2020 BAMI Insured	NR/AA/NR	585,313
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	624,668
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	640,374

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Salt Lake City, Utah Public Utilities Revenue
$1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	$1,166,520
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,631,294
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,161,280
500,000	4.000%, 02/01/38	Aa1/AAA/NR	590,640
3,535,000	5.000%, 02/01/42 Series 2020	Aa1/AAA/NR	4,411,185

	San Antonio, Texas Water Revenue System Junior Lien
500,000	4.000%, 05/15/37 Series 2020C	Aa2/AA/AA	602,465

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,077,860

	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,251,470
5,000,000	4.000%, 08/01/35 Series 2021	NR/AAA/AAA	6,211,900

	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AA+	1,084,017
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,184,260
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,196,560
1,295,000	5.000%, 03/01/38	NR/AA/AA	1,615,590

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	980,432

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	955,677
	Total Water and Sewer		62,419,251
	Total Revenue Bonds		346,739,380

	Pre-Refunded Bonds\Escrowed to Maturity Bonds (8.7%)††
	Pre-Refunded General Obligation Bonds (1.3%)
	City and County (1.0%)
	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,066,400
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	832,995
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	832,995

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,114,290

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/NR	1,070,650
	Total City and County		4,917,330

Amount	Pre-Refunded Bonds\Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Public Schools (0.3%)
	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
$2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	$ 572,547

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	756,030
	Total Public Schools		1,328,577
	Total Pre-Refunded General Obligation Bonds		6,245,907

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (7.4%)
	Charter Schools (0.7%)
	Utah State Charter School Finance Authority Legacy Preparatory Academy
130,000	4.000%, 04/15/22 ETM	NR/NR/NR*	131,364
140,000	4.000%, 04/15/24 ETM	NR/NR/NR*	151,162
820,000	5.000%, 04/15/29	NR/NR/NR*	922,008

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/NR/NR*	1,086,120
1,000,000	5.000%, 10/15/33 Series 2013A	NR/NR/NR*	1,081,680
	Total Charter Schools		3,372,334

	Electric (0.4%)
	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/NR	1,037,301

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured ETM	A2/NR/NR	805,362
	Total Electric		1,842,663

	Higher Education (0.8%)
	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,043,630

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,371,275
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,445,975
	Total Higher Education		3,860,880

Amount	Pre-Refunded Bonds\Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (1.5%)
	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
$1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	$1,171,180

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	2,228,580

	Riverton City, Utah Franchise & Sales Tax Revenue
1,000,000	5.250%, 12/01/36	NR/AA+/NR	1,070,650

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	Aa3/AA-/AA	1,021,860
1,560,000	5.000%, 06/15/37 Series A	Aa3/AA-/AA	1,803,485
	Total Sales Tax		7,295,755

	State Agency (1.1%)
	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,322,413
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,083,550
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,773,424
	Total State Agency		5,179,387

	Transportation (2.1%)
	Utah Transit Authority Sales Tax Revenue Refunding
3,440,000	5.000%, 06/15/37 Series A	NR/NR/NR*	3,976,915

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	Aa3/AA-/AA	5,780,400
	Total Transportation		9,757,315

	Water and Sewer (0.8%)
	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/31 Series A	Aa3/AA-/A+	1,035,910

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,244,216

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/NR/NR*	535,540

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/NR	1,126,301
	Total Water and Sewer		3,941,967
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		35,250,301
	Total Pre-Refunded\ Escrowed to Maturity Bonds		41,496,208
	Total Municipal Bonds (cost $444,336,899)		467,137,734

Shares	Short-Term Investment (1.1%)	Ratings Moody's, S&P and Fitch	Value	(a)
5,199,642	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $5,199,642)	Aaa-mf/AAAm/NR	$ 5,199,642

	Total Investments (cost $449,536,541-note b)	99.2%	472,337,376
	Other assets less liabilities	0.8	3,842,215
	Net Assets	100.0%	$ 476,179,591

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P and Fitch	13.5%
	Pre-refunded bonds\ ETM bonds††	8.9
	Aa of Moody's or AA of S&P and Fitch	57.8
	A of Moody's or S&P and Fitch	14.7
	BBB of S&P and Fitch	2.1
	Not Rated*	3.0
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
GNMA - Government National Mortgage Association
NR - Not Rated
PSF- Permanent School Fund

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $449,536,541 amounted to $22,800,835, which consisted of aggregate gross unrealized appreciation of $23,298,683 and aggregate gross unrealized depreciation of $497,848.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$5,199,642
Level 2 – Other Significant Observable Inputs - Municipal Bonds	467,137,734
Level 3 – Significant Unobservable Inputs	–
Total	$472,337,376

+ See schedule of investments for a detailed listing of securities.